ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Impairments of intangible assets	$ 0	$ 0	$ 0
Total cash deposits		2,089,000	2,207,000
Allowances for doubtful accounts	51,000	27,000	771,000
OEM Distribution Segment [Member]
Contract liabilities	0	0	0	$ 0
Retail Distribution [Member]
Contract liabilities		0	0	0
Design [Member]
Contract liabilities		399,000	297,000	439,000
Contract assets		1,273,000	976,000	$ 609,000
Discontinued Retail Distribution Segment [Member]
Contract liabilities	0	0	0
Design Segment [Member]
Contract liabilities	279,000	399,000	297,000
Contract assets	$ 885,000	$ 1,273,000	$ 976,000